Summary of Significant Accounting Policies - Changes in Company's Self-Insurance Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Statement Of Financial Position [Abstract]
Beginning balance	$ 81	$ 83	$ 77
Expense	29	23	32
Claim payments	(27)	(25)	(26)
Ending balance	83	81	83
Less current portion	(27)	(26)	(27)
Long-term portion	$ 56	$ 55	$ 56